Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Prepayments	£ 2.0	£ 3.9
Fair value of derivatives	32.3	0.6
Other debtors	174.9	214.1
Trade and other receivables	£ 209.2	£ 218.6